Insurance Contracts - Summary of New Reinsurance Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Various Types of Insurance [Line Items]
Total reinsurance contract	₩ 73,839	₩ 33,487
Reinsurance contracts held [member]
Various Types of Insurance [Line Items]
Total reinsurance contract	13	242
Reinsurance contracts held [member] | Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Total reinsurance contract	1,050,189	998,635
Reinsurance contracts held [member] | Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Total reinsurance contract	(1,039,276)	(973,902)
Reinsurance contracts held [member] | Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Total reinsurance contract	14,625	10,910
Reinsurance contracts held [member] | Contractual service margin
Various Types of Insurance [Line Items]
Total reinsurance contract	(25,525)	(35,401)
Reinsurance contracts held [member] | Net cost contract
Various Types of Insurance [Line Items]
Reinsurance contract	13	242
Reinsurance contracts held [member] | Net cost contract | Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Reinsurance contract	72,931	50,455
Reinsurance contracts held [member] | Net cost contract | Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Reinsurance contract	(76,259)	(52,749)
Reinsurance contracts held [member] | Net cost contract | Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Reinsurance contract	831	532
Reinsurance contracts held [member] | Net cost contract | Contractual service margin
Various Types of Insurance [Line Items]
Reinsurance contract	2,510	2,004
Reinsurance contracts held [member] | Net gain contract
Various Types of Insurance [Line Items]
Reinsurance contract	0	0
Reinsurance contracts held [member] | Net gain contract | Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Reinsurance contract	977,258	948,180
Reinsurance contracts held [member] | Net gain contract | Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Reinsurance contract	(963,017)	(921,153)
Reinsurance contracts held [member] | Net gain contract | Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Reinsurance contract	13,794	10,378
Reinsurance contracts held [member] | Net gain contract | Contractual service margin
Various Types of Insurance [Line Items]
Reinsurance contract	₩ (28,035)	₩ (37,405)